Information by business segment (Tables)	12 Months Ended
Dec. 31, 2019
Information by business segment
Schedule of segment results and reconciliation to income before income tax

	2019
			Intersegment
	Mining	Smelting	sales	Adjustments	Consolidated
Net revenues	1,000,170	1,865,733	(535,776)	2,179	2,332,306
Cost of sales	(801,985)	(1,655,062)	535,776	(23,412)	(1,944,683)
Gross profit	198,185	210,671	—	(21,233)	387,623
Selling, general and administrative	(117,280)	(89,540)	—	(9,691)	(216,511)
Mineral exploration and project Development	(103,470)	(9,503)	—	(11)	(112,984)
Impairment loss	(142,133)	—	—	—	(142,133)
Other income and expenses, net	(22,697)	(29,569)	—	25,245	(27,021)
Operating (loss) income	(187,395)	82,059	—	(5,690)	(111,026)
Depreciation and amortization	217,870	97,975	—	2,047	317,892
Exceptional items (i)	142,133	—	—	—	142,133
Adjusted EBITDA	172,608	180,034	—	(3,643)	348,999
Exceptional items (i)					(142,133)
Depreciation and amortization					(317,892)
Net financial results					(104,854)
Loss before income tax					(215,880)

	2018
			Intersegment
	Mining	Smelting	sales	Adjustments	Consolidated
Net revenues	1,163,741	2,030,568	(704,031)	924	2,491,202
Cost of sales	(707,751)	(1,878,769)	704,031	(6,455)	(1,888,944)
Gross profit	455,990	151,799	—	(5,531)	602,258
Selling, general and administrative	(54,705)	(87,929)	—	(16,969)	(159,603)
Mineral exploration and project Development	(112,713)	(11,067)	—	(2,498)	(126,278)
Impairment loss	—	(3,283)	—	—	(3,283)
Other income and expenses, net	(30,551)	30,428	—	21,582	21,459
Operating income	258,021	79,948	—	(3,417)	334,553
Depreciation and amortization	172,357	94,832	—	—	267,189
Exceptional items (i)	—	—	—	3,050	3,050
Adjusted EBITDA	430,378	174,780	—	(367)	604,792
Exceptional items (i)					(3,050)
Depreciation and amortization					(267,189)
Net financial results					(202,654)
Income before income tax					131,899

	2017
			Intersegment
	Mining	Smelting	sales	Adjustments	Consolidated
Net revenues	1,213,221	1,952,006	(721,463)	5,720	2,449,484
Cost of sales	(680,811)	(1,746,771)	721,463	(46,706)	(1,752,825)
Gross profit	532,410	205,235	—	(40,986)	696,659
Selling, general and administrative	(41,054)	(89,128)	—	(24,312)	(154,494)
Mineral exploration and project Development	(86,119)	(3,989)	—	(2,590)	(92,698)
Other income and expenses, net	(54,777)	(58,749)	—	65,639	(47,887)
Operating income	350,460	53,369	—	(2,249)	401,580
Depreciation and amortization	171,086	99,370	—	—	270,454
Exceptional items (ii)	—	—	—	(4,515)	(4,515)
Adjusted EBITDA	521,546	152,739	—	(6,764)	667,519
Exceptional items (ii)					4,515
Share in the results of associates					60
Depreciation and amortization					(270,454)
Net financial results					(130,181)
Income before income tax					271,459
(i)

Exceptional items are composed of impairment loss in the amount of USD 142,133 in 2019 (2018: USD 3,283) and miscellaneous adjustments to reconcile the segments' Adjusted EBITDA to the consolidated Adjusted EBITDA.

(ii)	Exceptional items are composed of gain on sale of investments in the amount of USD 4,588 and miscellaneous adjustments to reconcile the segments’ Adjusted EBITDA to the consolidated Adjusted EBITDA.